PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 30	$ 22
Depreciation, right-of-use assets	(20)	(18)
Net carrying amount of right-of-use assets	61	53
Expense relating to short-term leases for which recognition exemption has been used	6	10
Expense relating to variable lease payments not included in measurement of lease liabilities	88	67
Mining property subject to depreciation [Member] | Revision of LOM Plan
Disclosure of detailed information about property, plant and equipment [line items]
Effect of changes in our LOM on amortization expense	80	128
Construction activities
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 399	$ 443